Note 16: Guarantees (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Schedule of Guarantor Obligations [Text Block]
	2012		2011
(Dollars in millions)	Maximum Potential Payment	Carrying Amount of Liability	Maximum Potential Payment	Carrying Amount of Liability
IAE's financing arrangements* (See Note 5)	$-	$-	$989	$20
Commercial aerospace financing arrangements (See Note 5)	346	7	323	30
Credit facilities and debt obligations - unconsolidated subsidiaries (expire 2013 to 2034)	240	2	239	3
Performance guarantees	33	-	33	-

Product Warranty Disclosure [Text Block]
(Dollars in millions)	2012	2011
Balance as of January 1	$1,468	$1,136
Warranties and performance guarantees issued	325	475
Settlements made	(277)	(440)
Other	(184)	297
Balance as of December 31	$1,332	$1,468